Consolidation of subsidiaries (Details 1) (Detail) - BRL (R$) R$ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2019	Jan. 04, 2019	Dec. 05, 2018	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Consolidation of subsidiaries
Assets					R$ 12,690,423		R$ 12,690,423			R$ 11,417,278
Liabilities					5,472,911		5,472,911			4,842,900
Equity					7,217,512	R$ 5,965,567	7,217,512	R$ 5,965,567	R$ 870,391	R$ 6,574,376
Net income (loss) for the year					322,757	R$ 227,607	632,491	R$ 376,063
PagSeguro Brazil
Consolidation of subsidiaries
Assets					13,636,126		13,636,126
Liabilities					6,822,367		6,822,367
Equity					6,813,759		6,813,759
Net income (loss) for the year							R$ 623,577
Ownership - %							99.99%
Level							Direct
BS Holding
Consolidation of subsidiaries
Assets					68,190		R$ 68,190
Liabilities					49		49
Equity					68,141		68,141
Net income (loss) for the year							R$ (8,141)
Ownership - %							99.99%
Level							Direct
Net+Phone
Consolidation of subsidiaries
Assets					245,179		R$ 245,179
Liabilities					79,458		79,458
Equity					165,721		165,721
Net income (loss) for the year							R$ 36,773
Ownership - %							99.99%
Level							Indirect
Boa Compra
Consolidation of subsidiaries
Assets					102,712		R$ 102,712
Liabilities					67,532		67,532
Equity					35,180		35,180
Net income (loss) for the year							R$ 8,631
Ownership - %							99.99%
Level							Indirect
BCPS
Consolidation of subsidiaries
Assets					1,462		R$ 1,462
Liabilities					280		280
Equity					1,182		1,182
Net income (loss) for the year							R$ (286)
Ownership - %							99.50%
Level							Indirect
R2TECH
Consolidation of subsidiaries
Assets					9,371		R$ 9,371
Liabilities					2,320		2,320
Equity					7,051		7,051
Net income (loss) for the year							R$ 3,182
Ownership - %				49.00%			100.00%		51.00%
Level							Indirect
BIVA
Consolidation of subsidiaries
Assets					18,681		R$ 18,681
Liabilities					4,649		4,649
Equity					14,032		14,032
Net income (loss) for the year							R$ 1,499
Ownership - %	22.65%						100.00%
Level							Indirect
FIDC
Consolidation of subsidiaries
Assets					1,567,222		R$ 1,567,222
Liabilities					426,863		426,863
Equity					1,140,359		1,140,359
Net income (loss) for the year							R$ 608,284
Ownership - %							100.00%
Level							Indirect
TILIX
Consolidation of subsidiaries
Assets					5,780		R$ 5,780
Liabilities					6,209		6,209
Equity					(429)		(429)
Net income (loss) for the year							R$ (2,065)
Ownership - %			100.00%				100.00%
Level							Indirect
BancoSeguro
Consolidation of subsidiaries
Assets					64,187		R$ 64,187
Liabilities					11,255		11,255
Equity					R$ 52,932		52,932
Net income (loss) for the year							R$ 8,383
Ownership - %		100.00%					100.00%
Level							Indirect